THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

Ninety One Emerging Markets Equity Fund

Ninety One Global Franchise Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated March 1, 2020 to the Funds’ Prospectus and Statement of Additional Information (the “SAI”), each dated March 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Investec Group’s asset management business, including Investec Asset Management North America, Inc. (“IAM NA”), the investment adviser of the Funds, is expected to be demerged from the Investec Group and separately listed on March 16, 2020 (the “Transaction”). In connection with the Transaction, IAM NA is expected to be renamed Ninety One North America, Inc. (“Ninety One NA”) and the Investec Emerging Markets Equity Fund and Investec Global Franchise Fund are expected to be renamed the Ninety One Emerging Markets Equity Fund and Ninety One Global Franchise Fund, respectively.

Accordingly, until the Transaction, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	The Ninety One Emerging Markets Equity Fund’s “Portfolio Manager” summary section of the Prospectus is hereby deleted and replaced with the following:

Portfolio Manager

Archie Hart, Portfolio Manager at Investec Asset Management Limited (“IAML”), the parent of IAM NA, has managed the Fund since its inception in 2018.

2.	The Ninety One Global Franchise Fund’s “Portfolio Manager” summary section of the Prospectus is hereby deleted and replaced with the following:

Portfolio Manager

Clyde Rossouw, Co-Head of Quality at Investec Asset Management (Pty) Ltd. (“IAM Pty”), an affiliate of IAM NA, has managed the Fund since its inception in 2017.

3.	In the “Investment Adviser” section of the Prospectus:

a)	The first paragraph is hereby deleted and replaced with the following:

Investec Asset Management North America, Inc., a Delaware corporation organized in 2012, serves as the investment adviser to the Funds. The Adviser’s principal place of business is 666 Fifth Avenue, 37th Floor, New York, New York 10103. The Adviser is a wholly-owned subsidiary of Investec Asset Management Limited (“IAML”), which is an indirect majority-owned subsidiary of Investec Plc, a company listed on the London Stock Exchange. Investec Plc is affiliated with Investec Limited (“Investec Ltd”), a company listed on the Johannesburg Stock Exchange and the Namibian Stock Exchange, as well as the Botswana Stock Exchange as a secondary listing. Investec Ltd is the majority owner of Investec Asset Management Holdings (Pty) Ltd, which is the parent of IAM Pty. As of December 31, 2019, the Adviser had approximately $23.07 billion in assets under management.

b)	The third paragraph is hereby deleted and replaced with the following:

In rendering investment advisory services to the Funds, IAM NA relies on a dual hatting agreement with IAML and IAM Pty, pursuant to which certain employees of IAML and IAM Pty are permitted to provide portfolio management services to IAM NA’s clients (including the Funds). Under the dual hatting agreement, such employees and IAML and IAM Pty are considered “associated persons,” as that term is defined in the Investment Advisers Act of 1940, as amended, of IAM NA, and the employees are subject to the control and supervision of IAM NA, and to IAM NA’s compliance policies and procedures and code of ethics, in connection with any services they provide to IAM NA’s clients.

4.	The “Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

Archie Hart, Portfolio Manager at IAML, serves as the sole portfolio manager of the Investec Emerging Markets Equity Fund. Mr. Hart joined IAML in 2008. Mr. Hart graduated from the University of Sheffield in 1986 with a degree in Business Studies.

Clyde Rossouw, Co-Head of Quality at IAM Pty, serves as the sole portfolio manager of the Investec Global Franchise Fund. Mr. Rossouw joined IAM Pty in 1999. He completed his Bachelor of Science (Statistics and Actuarial Science) degree at the University of Cape Town in 1991. Mr. Rossouw was awarded the Certificates in Actuarial Techniques (1995), and Finance and Investments (1997) by the Institute of Actuaries in London, and gained his Chartered Financial Analyst qualification in 1999.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

5.	In “The Adviser” section of the SAI:

a)	The first paragraph is hereby deleted and replaced with the following:

General. Investec Asset Management North America, Inc. (the “Adviser” or “IAM NA”), a Delaware corporation organized in 2012, serves as the investment adviser to the Funds. The Adviser’s principal place of business is 666 Fifth Avenue, 37th Floor, New York, New York 10103. The Adviser is a wholly-owned subsidiary of Investec Asset Management Limited (“IAML”), which is an indirect majority-owned subsidiary of Investec Plc, a company listed on the London Stock Exchange. Investec Plc is affiliated with Investec Limited (“Investec Ltd”), a company listed on the Johannesburg Stock Exchange and the Namibian Stock Exchange, as well as the Botswana Stock Exchange as a secondary listing. Investec Ltd is the majority owner of Investec Asset Management Holdings (Pty) Ltd, which is the parent of Investec Asset Management (Pty) Ltd. (“IAM Pty”). As of December 31, 2019, the Adviser had approximately $23.07 billion in assets under management.

b)	The third paragraph is hereby deleted and replaced with the following:

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In rendering investment advisory services to the Funds, IAM NA relies on a dual hatting agreement with IAML and IAM Pty, pursuant to which certain employees of IAML and IAM Pty are permitted to provide portfolio management services to IAM NA’s clients (including the Funds). Under the dual hatting agreement, such employees and IAML and IAM Pty are considered “associated persons,” as that term is defined in the Investment Advisers Act of 1940, as amended, of IAM NA, and the employees are subject to the control and supervision of IAM NA, and to IAM NA’s compliance policies and procedures and code of ethics, in connection with any services they provide to IAM NA’s clients.

6.	All other references to the following terms in the Prospectus and SAI are hereby deleted and replaced as follows:

Term	Replacement
Ninety One Emerging Markets Equity Fund	Investec Emerging Markets Equity Fund
Ninety One Global Franchise Fund	Investec Global Franchise Fund
Ninety One North America, Inc.	Investec Asset Management North America, Inc.
Ninety One NA	IAM NA
www.ninetyone.com	www.investecassetmanagement.com/united-states
Ninety One Fund(s)	Investec Fund(s)

The Transaction could be deemed to result in a change of control of IAM NA under the Investment Company Act of 1940, as amended (the “1940 Act”), and consequently in the assignment and automatic termination, pursuant to the 1940 Act, of the current investment advisory agreement between the Trust, on behalf of each Fund, and IAM NA. Accordingly, the Board of Trustees of the Trust (the “Board”), at a meeting held on December 12, 2019 (the “Board Meeting”), unanimously approved a new investment advisory agreement between the Trust, on behalf of each Fund, and Ninety One NA (the “New Agreement”), which would become effective upon shareholder approval. At the Board Meeting, the Board also unanimously approved an interim investment advisory agreement between the Trust, on behalf of each Fund, and Ninety One NA (the “Interim Agreement”), which would become effective at the time of the Transaction, under which Ninety One NA could provide investment advisory services to each Fund for up to 150 days between the effective date of the Interim Agreement and shareholder approval of the New Agreement. Shareholders of each Fund as of January 31, 2020 have been mailed a proxy statement for a special meeting of shareholders of the Fund scheduled for March 31, 2020, at which approval of the New Agreement will be considered.

The foregoing is not a solicitation of any proxy. Please read the proxy statement carefully because it contains important information regarding the New Agreement and Ninety One NA. The proxy statement is available for free on the SEC’s website (www.sec.gov).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INV-SK-006-0100

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